Provision for contingencies	12 Months Ended
Dec. 31, 2020
Disclosure of contingent liabilities [abstract]
Provision for contingencies	Provision for contingencies
PagSeguro Group is party to labor and civil litigation in progress and are discussing such matters at the administrative and judicial levels, which in some cases the PagSeguro Group has made corresponding judicial deposits. The likelihood of a negative outcome is assessed periodically and adjusted by management, when appropriate. Such assessment includes the opinion of its external legal advisors.

	December 31, 2020	December 31, 2019

Civil	23,238	9,152
Labor	5,566	2,697
	28,804	11,849
Current	17,063	11,849
Non-Current	11,741	—
The PagSeguro Group is party on tax and civil lawsuits involving risks classified by legal advisors as possible losses, for which no provision was recognized on December 31, 2020, totaling approximately R$165,862 (December 31, 2019 - R$67,401). The PagSeguro Group is not a party to labor lawsuits involving risks classified by management as possible losses. Below we demonstrate the movements of the provision for contingencies in the twelve-month period ended December 31, 2020:

At December 31, 2018	7,004
Accrual	8,227
Settlement	(4,822)
Interest	1,440

At December 31, 2019	11,849
Accrual	6,409
Acquisition of subsidiary	11,446
Settlement	(1,127)
Interest	227
At December 31, 2020	28,804